Income Taxes (Tables)	12 Months Ended
Mar. 31, 2018
Income Tax Disclosure [Abstract]
Components of Income Tax Expense
Income tax expense consists of the following components:

	Years Ended 31 March
(Millions of US dollars)	2018	2017	2016
Income before income taxes:
Domestic	$155.1	$172.2	$150.1
Foreign	19.2	194.8	180.4
Income before income taxes:	$174.3	$367.0	$330.5
Income tax expense:
Current:
Domestic	$(14.8)	$(15.2)	$(12.6)
Foreign	(69.4)	(36.0)	(59.2)
Current income tax expense	(84.2)	(51.2)	(71.8)
Deferred:
Domestic	(1.8)	(4.0)	(5.6)
Foreign	57.8	(35.3)	(8.7)
Deferred income tax benefit (expense)	56.0	(39.3)	(14.3)
Total income tax expense	$(28.2)	$(90.5)	$(86.1)

Reconciled Tax at Statutory Rates
Income tax expense is reconciled to the tax at the statutory rates as follows:

	Years Ended 31 March
(Millions of US dollars)	2018	2017	2016
Income tax expense computed at the statutory tax rates	$(24.6)	$(84.4)	$(79.1)
US state income taxes, net of the federal benefit	(4.3)	(3.0)	(3.6)
Asbestos - effect of foreign exchange	(1.8)	0.8	(0.8)
Expenses not deductible	(4.7)	(2.5)	(2.0)
US manufacturing deduction	2.5	2.2	4.1
Foreign taxes on domestic income	(34.2)	(2.1)	(5.7)
Amortization of intangibles	12.4	2.8	2.9
Taxes on foreign income	(3.0)	(5.4)	(7.4)
Net deferred tax liability revaluation	27.7	—	—
Other items	1.8	1.1	5.5
Total income tax expense	$(28.2)	$(90.5)	$(86.1)
Effective tax rate	16.2%	24.7%	26.1%

Deferred Tax Assets and Liabilities
Deferred tax balances consist of the following components:

	31 March
(Millions of US dollars)	2018	2017
Deferred tax assets:
Asbestos liability	$382.9	$356.6
Other provisions and accruals	37.7	52.8
Net operating loss carryforwards	25.5	24.2
Foreign tax credit carryforwards	126.1	107.5
Total deferred tax assets	572.2	541.1
Valuation allowance	(129.6)	(110.4)
Total deferred tax assets net of valuation allowance	442.6	430.7
Deferred tax liabilities:
Depreciable and amortizable assets	(81.6)	(130.0)
Other	(14.6)	(12.0)
Total deferred tax liabilities	(96.2)	(142.0)
Total deferred taxes, net	$346.4	$288.7

Reconciliation of Unrecognized Tax Benefits and Interest and Penalties
A reconciliation of the beginning and ending amount of unrecognized tax benefits and interest and penalties are as follows:

(Millions of US Dollars)	Unrecognized tax benefits	Interest and Penalties
Balance at 31 March 2015	$4.9	$0.3
Additions for tax positions of the current year	0.2	—
Reductions in tax positions of prior year	(4.1)	(0.3)
Settlements paid during the current period	(0.3)	—
Balance at 31 March 2016	$0.7	$—
Additions for tax positions of the current year	0.1	—
Reductions in tax positions of prior year	(0.1)	—
Balance at 31 March 2017	$0.7	$—
Additions for tax positions of the current year	—	—
Reductions in tax positions of prior year	—	—
Balance at 31 March 2018	$0.7	$—